American Municipal Term Trusts - 1997 Annual Report


1997 Annual Report

AMERICAN
MUNICIPAL TERM
TRUSTS

AXT
BXT
CXT


[LOGO]

[LOGO]



CONTENTS

Portfolio Managers' Letter . . . . . . . . . . . . . . . . . . . . . . . . . 2

Financial Statements and Notes . . . . . . . . . . . . . . . . . . . . . . . 7

Investments in Securities

  AXT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .21

  BXT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .26

  CXT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .31

Independent Auditors' Report . . . . . . . . . . . . . . . . . . . . . . . .35

Federal Tax Information  . . . . . . . . . . . . . . . . . . . . . . . . . .36

Shareholder Update . . . . . . . . . . . . . . . . . . . . . . . . . . . . .39

Glossary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .44

Directors and Officers . . . . . . . . . . . . . . . . . . . . . . . . . . .45


***This report includes a glossary to help you understand financial terms used in the portfolio managers' letter. When you see this symbol, it indicates a word that is defined in the glossary.


AMERICAN MUNICIPAL TERM TRUSTS
-------------------------------------------------------------------------------

PRIMARY INVESTMENTS
High-quality municipal obligations including municipal zero-coupon securities.

FUND OBJECTIVE
American Municipal Term Trust (AXT), American Municipal Term Trust II (BXT) and American Municipal Term Trust III (CXT) are diversified, closed-end management investment companies. The investment objectives of AXT, BXT and CXT are to provide high current income exempt from regular federal income tax and to return $10 per share on or shortly before April 15, 2001; April 15, 2002; and April 15, 2003, respectively - although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective.


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

AVERAGE ANNUALIZED TOTAL RETURNS
--------------------------------------------------------------------------------

Based on net asset value for the periods ended December 31, 1997
--------------------------------------------------------------------------------

[GRAPH]

                                                              One       Five   Since
                                                              Year      Year  Inception
American Municipal Term Trust (AXT, inception 3/27/91)        6.22%    7.86%   9.34%
American Municipal Term Trust II (BXT, inception 9/26/91)     7.57%    8.44%   9.44%
American Municipal Term Trust III (CXT, inception 11/27/92)  10.42%    9.40%   9.62%

All total returns are through December 31, 1997, and reflect the reinvestment of distributions but not sales charges. NAV-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal income tax and returning $10 per share to investors at the funds' termination dates.

Average annualized total returns based on the change in market price for the one-year, five-year and since inception periods ended December 31, 1997, were 8.89%, 8.35% and 8.54% for AXT, 12.46%, 8.19% and 8.33% for BXT and 11.93%,
8.16% and 7.73% for CXT. These returns assume reinvestment of all distributions and reflect sales charges on those distributions described in the funds' dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.

--------------------------------------------------------------------------------

               1997 Annual Report   1   American Municipal Term Trusts

PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------

[PHOTO]
DOUG WHITE, CFA
shares responsibility
for the management of
the American Municipal
Term Trusts. He has 14
years of financial
experience.
--------------------------------------------------------------------------------
     February 18, 1998
--------------------------------------------------------------------------------


DEAR SHAREHOLDERS:

WE ARE PLEASED THAT THE AMERICAN MUNICIPAL TERM TRUSTS (AXT, BXT AND CXT) REMAINED ON TARGET TO MEET THEIR INVESTMENT OBJECTIVES OF PROVIDING HIGH TAX-EXEMPT INCOME AND RETURNING $10 PER SHARE TO INVESTORS ON OR SHORTLY BEFORE THEIR TERMINATION DATES. For the year ended December 31, 1997, the funds continued to earn more than their monthly common and preferred stock*** dividends and add to their dividend reserves. Since the funds' inceptions, the funds have maintained monthly common stock distributions of 5.42 cents,
5.17 cents and 4.75 cents per share, respectively. In addition, the funds' net asset values remain above the $10 per share objective. As of December 31, 1997, the net asset values for AXT, BXT and CXT were $11.51, $11.60 and $11.39, respectively.

DURING THE FUNDS' FISCAL YEAR, MUNICIPAL BOND PRICES WERE VOLATILE; HOWEVER, NO EVENTS WERE EXTREME ENOUGH TO CAUSE US TO CHANGE OUR STRATEGY FOR THESE TERM TRUSTS. Economically speaking, the year had a strong start, prompting the Federal Reserve Board to raise the federal funds rate in March from 5.25% to 5.50%, which caused bond yields to rise and prices to fall. By April, the economy showed signs of slowing, sending interest rates down and bond prices up, a trend that reversed again in the third quarter. In the

--------------------------------------------------------------------------------



DISTRIBUTION HISTORY SINCE INCEPTION

                                                                       AXT             BXT              CXT
                                                                    Inception       Inception        Inception
                                                                      3/27/91         9/26/91         11/27/92
---------------------------------------------------------------------------------------------------------------
Total Monthly Income Distributions Through 12/31/97
  Common Shareholders                                                 $4.39          $3.88               $2.90
  Preferred Shareholders (On a Common Share Basis)                    $1.10          $0.99               $0.79
Total Capital Gains Distributions to Common
Shareholders Through 12/31/97                                         $0.11          $0.09               $0.07



*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

               1997 Annual Report   2   American Municipal Term Trusts

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[PHOTO]
RON REUSS, ISFA,
shares responsibility
for the management of
the American Municipal
Term Trusts. He has 28
years of financial
experience.
--------------------------------------------------------------------------------

fourth quarter, the expectation of continued moderate economic growth, low inflation and a flight-to-quality resulting from the Asian turmoil fueled a U.S. bond market rally. Given the lack of direct foreign demand for municipal issues, municipal yields decreased more slowly than Treasury yields. This, along with an increase in municipal issues, caused the municipal market to underperform its taxable counterpart during the last quarter of the year. During 1997, the national supply of municipal issues increased by 20%, compared to 1996.

AS THE FUNDS NEAR THEIR TERMINATION DATES, WE CONTINUE TO SELL LONGER MATURITY BONDS IN FAVOR OF THOSE CLOSER TO THE FUNDS' TERMINATIONS. As shown in the chart below, the percentage of bonds with maturity or refunded dates*** within a year of the funds' termination dates continues to increase. We made appropriate trades as opportunities arose. As interest rates fell during the year and bond prices increased, restructuring generated capital gains, which were distributed. Also, restructuring proceeds were reinvested at lower interest rates, decreasing fund income. Advance refunding*** is responsible for a portion of the increase in the percentages shown in the chart.

WE EXPECT THAT THE FUNDS' NET ASSET VALUES WILL DECLINE AS THE FUNDS NEAR THEIR TERMINATION DATES. There are several events that could cause this to occur. As the maturity and/or refunding dates of

--------------------------------------------------------------------------------

BONDS MATURING WITHIN A YEAR OF TERMINATION

The chart below illustrates the percentage of bonds in each fund with maturity or refunded dates within a year of the funds' termination dates.



                                                                       AXT             BXT               CXT
                                                                    Inception        Inception        Inception
                                                                     3/27/91          9/26/91          11/27/92
---------------------------------------------------------------------------------------------------------------
At the Fund's Inception                                                  0%             0%                  0%
As of December 31, 1997                                                 62%            65%                 31%




*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.


--------------------------------------------------------------------------------

               1997 Annual Report   3   American Municipal Term Trusts

--------------------------------------------------------------------------------

these bonds approach, their market prices will converge toward a price that is at or near their maturity or refunding prices. In addition, as the funds approach termination, we continue to sell longer maturity bonds in favor of bonds with shorter maturities and lower coupons*** that come due closer to the funds' termination dates. Any gains realized as a result of these sales will be distributed to shareholders, reducing net asset value. If the shorter-maturity bonds pay insufficient income to maintain our current dividends, the funds' dividend reserves may be used to pay common and/or preferred dividends. See the chart below for each fund's current accumulated realized*** gains, unrealized*** appreciation and current dividend reserve. Shareholders also should remember that the funds are always subject to interest rate risk*** and credit risk,*** which could have an impact on net asset value.

WE ARE OPTIMISTIC ABOUT THE MUNICIPAL MARKET DURING THE COMING MONTHS, AND AGAIN, WE DON'T ANTICIPATE EVENTS THAT WOULD CAUSE US TO CHANGE THE FUNDS' INVESTMENT STRATEGY AS THEY MOVE TOWARD TERMINATION. However, we remain watchful for further negative news about Asian economies or a significant increase in the


--------------------------------------------------------------------------------

NET ASSET VALUE SUMMARY



Common Shares                                                        AXT             BXT                 CXT
                                                                  Inception       Inception           Inception
                                                                    3/27/91        9/26/91            11/27/92
---------------------------------------------------------------------------------------------------------------

Initial Offering Price                                               $10.00         $10.00              $10.00
Initial Offering and Underwriting Expenses

(Common and Preferred Stock)                                        - $0.67        - $0.66             - $0.67
Accumulated Realized Gains or Losses at 12/31/97                      $0.00          $0.00               $0.00
----------------------------------------------------------------------------------------------------------------

SUBTOTAL                                                              $9.33          $9.34               $9.33
Dividend Reserve
(Undistributed Net Investment Income) at 12/31/97                   + $0.72        + $0.70             + $0.46

Unrealized Appreciation on Investments at 12/31/97                  + $1.46       + $1.56              + $1.60

NET ASSET VALUE PER SHARE ON 12/31/97                                $11.51         $11.60              $11.39





*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

               1997 Annual Report   4    American Municipal Term Trusts

--------------------------------------------------------------------------------

number of municipal bond refundings due to lower interest rates and will manage your funds accordingly.

Thank you for your investment in the American Municipal Term Trusts. We remain committed to providing you with quality service and look forward to helping you achieve your investment goals.

Sincerely,


/s/  Douglas J. White                                  /s/ Ronald R. Reuss

Douglas J. White                                       Ronald R. Reuss
Portfolio Manager                                      Portfolio Manager


-------------------------------------------------------------------------------

               1997 Annual Report   5   American Municipal Term Trusts

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITIONS
--------------------------------------------------------------------------------
As a percentage of total assets on December 31, 1997



AMERICAN MUNICIPAL TERM TRUST  (AXT)

[PIE]

Hospital Revenue                                18%
Industrial Development Revenue                   1%
Sales/Excise Tax Revenue                        14%
Airport Revenue                                  1%
Housing Revenue                                  1%
Electric Revenue                                27%
General Obligations                             16%
Other Assets                                     2%
Education Revenue                                6%
Leasing Revenue                                  3%
Water/Sewer/Pollution Control Revenue           11%


AMERICAN MUNICIPAL TERM TRUST II(BXT)

[PIE]

Hospital Revenue                                24%
Industrial Development Revenue                   2%
Sales/Excise Tax Revenue                         6%
Airport Revenue                                  1%
Housing Revenue                                  2%
Miscellaneous Revenue                            5%
Electric Revenue                                17%
General Obligations                             16%
Multiple Utility Revenue                         1%
Other Assets                                     2%
Education Revenue                                8%
Leasing Revenue                                  6%
Water/Sewer/Pollution Control Revenue           10%


AMERICAN MUNICIPAL TERM TRUST III(CXT)

General Obligations                             17%
Housing Revenue                                  5%
Other Assets                                     2%
Multiple Utility Revenue                         4%
Hospital Revenue                                20%
Electric Revenue                                13%
Leasing Revenue                                 13%
Education Revenue                                4%
Water/Sewer/Pollution Control Revenue           22%

--------------------------------------------------------------------------------

               1997 Annual Report   6   American Municipal Term Trusts

Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  December 31, 1997
 ................................................................................

                                                                AMERICAN         AMERICAN         AMERICAN
                                                                MUNICIPAL       MUNICIPAL        MUNICIPAL
                                                               TERM TRUST     TERM TRUST II    TERM TRUST III
                                                              -------------   --------------   --------------
ASSETS:
Investments in securities at market value* (note 2) ........  $137,752,328    $ 121,412,209    $  86,885,494
Cash in bank on demand deposit .............................        59,983          124,285          211,108
Accrued interest receivable ................................     2,521,349        1,969,749        1,173,018
                                                              -------------   --------------   --------------
  Total assets .............................................   140,333,660      123,506,243       88,269,620
                                                              -------------   --------------   --------------

LIABILITIES:
Common stock dividends payable (note 2) ....................       458,261          380,296          251,750
Preferred stock dividends payable (note 3) .................         9,897            8,616           13,664
Payable for investment securities purchased on a when-issued
  basis ....................................................            --          700,263        1,000,000
Accrued investment management fee ..........................        29,697           25,973           18,418
Accrued remarketing agent fee ..............................        16,825           20,295            7,941
Accrued administrative fee .................................        17,818           15,584           11,051
                                                              -------------   --------------   --------------
  Total liabilities ........................................       532,498        1,151,027        1,302,824
                                                              -------------   --------------   --------------
  Net assets applicable to outstanding capital stock .......  $139,801,162    $ 122,355,216    $  86,966,796
                                                              -------------   --------------   --------------
                                                              -------------   --------------   --------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock) .........................................  $121,433,704    $ 105,777,790    $  76,084,420
Undistributed net investment income ........................     6,028,533        5,131,623        2,443,912
Accumulated net realized gain (loss) on investments ........          (616)            (477)           2,168
Unrealized appreciation of investments .....................    12,339,541       11,446,280        8,436,296
                                                              -------------   --------------   --------------
  Total - representing net assets applicable to outstanding
    capital stock ..........................................  $139,801,162    $ 122,355,216    $  86,966,796
                                                              -------------   --------------   --------------
                                                              -------------   --------------   --------------
* Investments in securities at identified cost .............  $125,412,787    $ 109,965,929    $  78,449,198
                                                              -------------   --------------   --------------
                                                              -------------   --------------   --------------

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock ......................  $ 97,301,162    $  85,355,216    $  60,366,796
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value) .................     8,455,000        7,355,820        5,300,000
Net asset value ............................................  $      11.51    $       11.60    $       11.39
Market price ...............................................  $      11.50    $       11.38    $       10.94

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3) ..........  $ 42,500,000    $  37,000,000    $  26,600,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund) ....................................         1,700            1,480            1,064
Liquidation preference per share ...........................  $     25,000    $      25,000    $      25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

             1997 Annual Report  7  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Year Ended December 31, 1997
 ................................................................................

                                                                                               AMERICAN
                                                                AMERICAN       AMERICAN       MUNICIPAL
                                                               MUNICIPAL       MUNICIPAL      TERM TRUST
                                                               TERM TRUST    TERM TRUST II       III
                                                              ------------   -------------   ------------
INCOME:
Interest ...................................................  $ 8,546,099    $  7,289,396    $ 4,922,741
                                                              ------------   -------------   ------------

EXPENSES (NOTE 5):
Investment management fee ..................................      349,298         303,974        213,481
Administrative fee .........................................      209,579         182,385        128,088
Remarketing agent fee ......................................      108,022          94,038         67,607
Custodian and accounting fees ..............................       81,500          73,355         55,090
Transfer agent fees ........................................        4,439           3,831          3,021
Reports to shareholders ....................................       26,710          21,781         21,148
Directors' fees ............................................       12,641          15,055         15,055
Audit and legal fees .......................................       44,368          44,065         44,067
Other expenses .............................................       41,317          34,841         33,618
                                                              ------------   -------------   ------------
  Total expenses ...........................................      877,874         773,325        581,175
    Less expenses paid indirectly ..........................       (5,512)         (3,946)        (4,967)
                                                              ------------   -------------   ------------

  Total net expenses .......................................      872,362         769,379        576,208
                                                              ------------   -------------   ------------

  Net investment income ....................................    7,673,737       6,520,017      4,346,533
                                                              ------------   -------------   ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................      353,781         507,944        390,738
Net change in unrealized appreciation or depreciation of
  investments ..............................................     (534,779)        564,172      2,143,340
                                                              ------------   -------------   ------------

  Net gain (loss) on investments ...........................     (180,998)      1,072,116      2,534,078
                                                              ------------   -------------   ------------

    Net increase in net assets resulting from operations ...  $ 7,492,739    $  7,592,133    $ 6,880,611
                                                              ------------   -------------   ------------
                                                              ------------   -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

             1997 Annual Report  8  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                   AMERICAN MUNICIPAL
                                                                       TERM TRUST
                                                              -----------------------------
                                                               Year Ended      Year Ended
                                                                12/31/97        12/31/96
                                                              -------------   -------------
OPERATIONS:
Net investment income ......................................   $  7,673,737   $   7,840,100
Net realized gain on investments ...........................        353,781         912,314
Net change in unrealized appreciation or depreciation of
  investments ..............................................       (534,779)     (3,877,256)
                                                              -------------   -------------

  Net increase in net assets resulting from operations .....      7,492,739       4,875,158
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................     (5,499,132)     (5,499,132)
  Preferred stock dividends ................................     (1,464,545)     (1,410,067)
From net realized gains:
  Common stock dividends ...................................       (477,708)       (448,115)
  Preferred stock dividends ................................       (133,125)       (135,256)
                                                              -------------   -------------
  Total distributions ......................................     (7,574,510)     (7,492,570)
                                                              -------------   -------------
    Total decrease in net assets ...........................        (81,771)     (2,617,412)

Net assets at beginning of year ............................    139,882,933     142,500,345
                                                              -------------   -------------

Net assets at end of year ..................................   $139,801,162   $ 139,882,933
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income ........................   $  6,028,533   $   5,318,473
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

             1997 Annual Report  9  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                   AMERICAN MUNICIPAL
                                                                      TERM TRUST II
                                                              -----------------------------
                                                               Year Ended      Year Ended
                                                                12/31/97        12/31/96
                                                              -------------   -------------
OPERATIONS:
Net investment income ......................................   $  6,520,017   $   6,621,493
Net realized gain on investments ...........................        507,944         298,902
Net change in unrealized appreciation or depreciation of
  investments ..............................................        564,172      (2,841,031)
                                                              -------------   -------------

  Net increase in net assets resulting from operations .....      7,592,133       4,079,364
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................     (4,563,551)     (4,563,551)
  Preferred stock dividends ................................     (1,264,544)     (1,247,224)
From net realized gains:
  Common stock dividends ...................................       (393,536)       (227,294)
  Preferred stock dividends ................................       (115,597)        (71,619)
                                                              -------------   -------------
  Total distributions ......................................     (6,337,228)     (6,109,688)
                                                              -------------   -------------
    Total increase (decrease) in net assets ................      1,254,905      (2,030,324)

Net assets at beginning of year ............................    121,100,311     123,130,635
                                                              -------------   -------------

Net assets at end of year ..................................   $122,355,216   $ 121,100,311
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income ........................   $  5,131,623   $   4,440,413
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

             1997 Annual Report  10  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                   AMERICAN MUNICIPAL
                                                                     TERM TRUST III
                                                              -----------------------------
                                                               Year Ended      Year Ended
                                                                12/31/97        12/31/96
                                                              -------------   -------------
OPERATIONS:
Net investment income ......................................   $  4,346,533   $   4,396,666
Net realized gain on investments ...........................        390,738         230,484
Net change in unrealized appreciation or depreciation of
  investments ..............................................      2,143,340      (1,679,008)
                                                              -------------   -------------

  Net increase in net assets resulting from operations .....      6,880,611       2,948,142
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................     (3,021,000)     (3,021,000)
  Preferred stock dividends ................................       (873,017)       (930,034)
From net realized gains:
  Common stock dividends ...................................       (367,290)        (15,900)
  Preferred stock dividends ................................       (116,919)         (5,298)
                                                              -------------   -------------
  Total distributions ......................................     (4,378,226)     (3,972,232)
                                                              -------------   -------------
    Total increase (decrease) in net assets ................      2,502,385      (1,024,090)

Net assets at beginning of year ............................     84,464,411      85,488,501
                                                              -------------   -------------

Net assets at end of year ..................................   $ 86,966,796   $  84,464,411
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income ........................   $  2,443,912   $   2,008,961
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

             1997 Annual Report  11  American Municipal Term Trusts

        Notes to Financial Statements
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
               American Municipal Term Trust Inc. (AXT), American Municipal Term Trust Inc. II (BXT) and American Municipal Term Trust Inc. III
               (CXT) (the funds) are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. AXT, BXT and CXT expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2001, April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2006, April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in high-quality municipal obligations including municipal zero-coupon securities. Fund shares are listed on the New York Stock Exchange under the symbols AXT, BXT and CXT, respectively.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                  INVESTMENTS IN SECURITIES
               Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the funds might reasonably expect to receive for the security or other asset upon its current sale.

               The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

---------------------------------------------------------------------

             1997 Annual Report  12  American Municipal Term Trusts

--------------------------------------------------------------------------------

               Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                  SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
               Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset value if the funds make such purchases while remaining substantially fully invested. As of December 31, 1997, American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III had entered into outstanding when-issued or forward commitments of $0, $700,263, and $1,000,000, respectively.

                  FEDERAL TAXES
               Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

               Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax

---------------------------------------------------------------------

             1997 Annual Report  13  American Municipal Term Trusts

--------------------------------------------------------------------------------
               purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

               On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made as follows:

                                           AMERICAN        AMERICAN         AMERICAN
                                           MUNICIPAL      MUNICIPAL         MUNICIPAL
                                          TERM TRUST    TERM TRUST II    TERM TRUST III
                                          -----------   --------------   ---------------
Decrease undistributed net investment
  income ...............................        --           $712            $17,565
Decrease accumulated net realized loss
  on investments .......................        --           $712            $17,565

                  DISTRIBUTIONS TO SHAREHOLDERS
               Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Per share common stock distributions of $0.0542, $0.0517, and $0.0475 for American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III, respectively, were declared in December and are payable in January. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

                  USE OF ESTIMATES
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to

---------------------------------------------------------------------

             1997 Annual Report  14  American Municipal Term Trusts

--------------------------------------------------------------------------------
               make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ................................
               American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III have issued and, as of December 31, 1997, have outstanding 1,700 shares, 1,480 shares, and 1,064 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On December 31, 1997, the dividend rates were 4.25%, 4.25% and 6.25% for American Municipal Term Trust Inc, American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III, respectively.

               RP is a registered trademark of Merrill Lynch & Company.

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
               Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 1997, were as follows:

                                           AMERICAN      AMERICAN         AMERICAN
                                          MUNICIPAL     MUNICIPAL         MUNICIPAL
                                          TERM TRUST  TERM TRUST II    TERM TRUST III
                                          ----------  --------------   ---------------
Purchases ..............................  $5,894,200    $7,095,521        $6,850,040
Proceeds from sales ....................  $6,093,800    $7,793,868        $5,648,923

(5) EXPENSES
 ................................
                  INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
               The funds have entered into the following agreements with Piper Capital Management Incorporated (the advisor and administrator):

               The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.25% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock,

---------------------------------------------------------------------

             1997 Annual Report  15  American Municipal Term Trusts

--------------------------------------------------------------------------------
               from the value of the total assets of the funds). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the funds.

               The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.15% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the administrator will provide regulatory reporting and record-keeping services for the funds.

                  REMARKETING AGENT FEE
               The funds have entered into a remarketing agent agreement with Merrill Lynch, Pierce, Fenner & Smith (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the funds' average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

                  OTHER FEES AND EXPENSES
               In addition to the investment management, administrative and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

               Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

(6) PENDING
    ACQUISITION
 ................................
               On December 15, 1997, Piper Jaffray Companies, Inc., the parent company of the funds' investment advisor, announced that it had entered into an agreement to be acquired by U.S. Bancorp. It is anticipated that this acquisition will be completed in the second

---------------------------------------------------------------------

             1997 Annual Report  16  American Municipal Term Trusts

--------------------------------------------------------------------------------
               quarter of 1998, subject to regulatory approval, the approval of Piper Jaffray Companies shareholders and the satisfaction of customary closing conditions.

               U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of December 31, 1997, U.S. Bancorp was the 15th largest U.S. commercial bank holding company, with assets of nearly $71.3 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp, currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of December 31, 1997, U.S. Bank, acting through its First American Asset Management group, managed more than $55 billion in assets, including approximately $20.5 billion in assets of the First American Funds.

               Under the Investment Company Act of 1940, as amended (the "1940 Act"), consummation of the acquisition of Piper Jaffray Companies by U.S. Bancorp will result in the assignment and automatic termination of the funds' investment advisory agreement with Piper Capital Management Incorporated. The 1940 Act requires that any new investment advisory agreement for the funds be approved by the funds' boards of directors and shareholders.

---------------------------------------------------------------------

             1997 Annual Report  17  American Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST

                                                 Year ended December 31,
                                          --------------------------------------
                                           1997    1996    1995    1994    1993
                                          ------  ------  ------  ------  ------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................  $11.52  $11.83  $10.52  $11.89  $10.57
                                          ------  ------  ------  ------  ------
Operations:
  Net investment income ................    0.91    0.93    0.94    0.93    0.92
  Net realized and unrealized gains
    (losses) on investments ............   (0.02)  (0.35)   1.22   (1.50)   1.17
                                          ------  ------  ------  ------  ------
    Total from operations ..............    0.89    0.58    2.16   (0.57)   2.09
                                          ------  ------  ------  ------  ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........   (0.65)  (0.65)  (0.65)  (0.65)  (0.65)
    Paid to preferred shareholders .....   (0.17)  (0.17)  (0.20)  (0.15)  (0.12)
  From net realized gains
    Paid to common shareholders ........   (0.06)  (0.05)     --      --      --
    Paid to preferred shareholders .....   (0.02)  (0.02)     --      --      --
                                          ------  ------  ------  ------  ------
    Total distributions to
      shareholders .....................   (0.90)  (0.89)  (0.85)  (0.80)  (0.77)
                                          ------  ------  ------  ------  ------
Net asset value, common stock, end of
  period ...............................  $11.51  $11.52  $11.83  $10.52  $11.89
                                          ------  ------  ------  ------  ------
                                          ------  ------  ------  ------  ------
Market value, common stock, end of
  period ...............................  $11.50  $11.25  $11.00  $10.00  $10.88
                                          ------  ------  ------  ------  ------
                                          ------  ------  ------  ------  ------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................    6.22%   3.47%  18.93%  (6.34%)  18.98%
Total return, common stock, market value
  (b) ..................................    8.89%   9.06%  16.91%  (2.11%)   9.83%
Net assets at end of period (in
  millions) ............................  $  140  $  140  $  143  $  131  $  143
Ratio of expenses to average weekly net
  assets applicable to common shares
  (c) ..................................    0.90%   0.91%   0.88%   0.84%   0.85%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............    6.39%   6.57%   6.53%   7.04%   7.11%
Portfolio turnover rate (excluding
  short-term securities) ...............       4%      9%      1%      1%      2%
Remarketed preferred stock outstanding
  end of period (in millions) ..........  $   43  $   43  $   43  $   43  $   43
Asset coverage ratio (f) ...............     329%    329%    335%    309%    336%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.63%, 0.64%, 0.61%, 0.58% AND 0.59% IN FISCAL YEARS 1997, 1996, 1995, 1994 AND 1993,
     RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.49%, 5.59%, 5.72%, 5.80% AND 5.65% IN FISCAL YEARS 1997, 1996, 1995, 1994 AND
     1993, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.

---------------------------------------------------------------------

             1997 Annual Report  18  American Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST II

                                                 Year ended December 31,
                                          --------------------------------------
                                           1997    1996    1995    1994    1993
                                          ------  ------  ------  ------  ------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................  $11.43  $11.71  $10.27  $11.66  $10.26
                                          ------  ------  ------  ------  ------
Operations:
  Net investment income ................    0.89    0.90    0.90    0.90    0.89
  Net realized and unrealized gains
    (losses) on investments ............    0.14   (0.35)   1.37   (1.52)   1.25
                                          ------  ------  ------  ------  ------
    Total from operations ..............    1.03    0.55    2.27   (0.62)   2.14
                                          ------  ------  ------  ------  ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........   (0.62)  (0.62)  (0.62)  (0.62)  (0.62)
    Paid to preferred shareholders .....   (0.17)  (0.17)  (0.20)  (0.15)  (0.12)
  From net realized gains
    Paid to common shareholders ........   (0.05)  (0.03)  (0.01)     --      --
    Paid to preferred shareholders .....   (0.02)  (0.01)     --      --      --
                                          ------  ------  ------  ------  ------
    Total distributions to
      shareholders .....................   (0.86)  (0.83)  (0.83)  (0.77)  (0.74)
                                          ------  ------  ------  ------  ------
Net asset value, common stock, end of
  period ...............................  $11.60  $11.43  $11.71  $10.27  $11.66
                                          ------  ------  ------  ------  ------
                                          ------  ------  ------  ------  ------
Market value, common stock, end of
  period ...............................  $11.38  $10.75  $10.63  $ 9.63  $10.75
                                          ------  ------  ------  ------  ------
                                          ------  ------  ------  ------  ------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................    7.57%   3.33%  20.48%  (6.80%)  20.03%
Total return, common stock, market value
  (b) ..................................   12.46%   7.66%  17.28%  (4.83%)   9.74%
Net assets at end of period (in
  millions) ............................  $  122  $  121  $  123  $  113  $  123
Ratio of expenses to average weekly net
  assets applicable to common shares
  (c) ..................................    0.91%   0.92%   0.90%   0.88%   0.87%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............    6.21%   6.41%   6.35%   7.01%   6.89%
Portfolio turnover rate (excluding
  short-term securities) ...............       6%      6%      3%      0%      2%
Remarketed preferred stock outstanding
  end of period (in millions) ..........  $   37  $   37  $   37  $   37  $   37
Asset coverage ratio (f) ...............     331%    327%    333%    304%    332%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.64%, 0.64%, 0.62%, 0.60% AND 0.60% IN FISCAL YEARS 1997, 1996, 1995, 1994 AND 1993,
     RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.36%, 5.48%, 5.58%, 5.72% AND 5.51% IN FISCAL YEARS 1997, 1996, 1995, 1994 AND
     1993, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.

---------------------------------------------------------------------

             1997 Annual Report  19  American Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST III

                                                 Year ended December 31,
                                          --------------------------------------
                                           1997    1996    1995    1994    1993
                                          ------  ------  ------  ------  ------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................  $10.92  $11.11  $ 9.31  $10.95  $ 9.57
                                          ------  ------  ------  ------  ------
Operations:
  Net investment income ................    0.82    0.83    0.83    0.83    0.81
  Net realized and unrealized gains
    (losses) on investments ............    0.47   (0.27)   1.73   (1.75)   1.36
                                          ------  ------  ------  ------  ------
    Total from operations ..............    1.29    0.56    2.56   (0.92)   2.17
                                          ------  ------  ------  ------  ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........   (0.57)  (0.57)  (0.57)  (0.57)  (0.57)
    Paid to preferred shareholders .....   (0.16)  (0.18)  (0.19)  (0.15)     --
  From net realized gains
    Paid to common shareholders ........   (0.07)     --      --      --       -
    Paid to preferred shareholders .....   (0.02)     --      --      --       -
                                          ------  ------  ------  ------  ------
    Total distributions to
      shareholders .....................   (0.82)  (0.75)  (0.76)  (0.72)  (0.68)
                                          ------  ------  ------  ------  ------
Offering costs and underwriting
  discounts associated with the remarket
  preferred stock ......................      --      --      --      --   (0.11)
                                          ------  ------  ------  ------  ------
Net asset value, common stock, end of
  period ...............................  $11.39  $10.92  $11.11  $ 9.31  $10.95
                                          ------  ------  ------  ------  ------
                                          ------  ------  ------  ------  ------
Market value, common stock, end of
  period ...............................  $10.94  $10.38  $10.13  $ 8.50  $10.13
                                          ------  ------  ------  ------  ------
                                          ------  ------  ------  ------  ------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................   10.42%   3.65%  25.93% (10.04%)  20.74%
Total return, common stock, market value
  (b) ..................................   11.93%   8.38%  26.32% (10.93%)   8.35%
Net assets at end of period (in
  millions) ............................  $   87  $   84  $   85  $   76  $   85
Ratio of expenses to average weekly net
  assets applicable to common shares
  (c) ..................................    0.99%   1.01%   0.98%   0.96%   0.91%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............    5.91%   6.08%   6.05%   6.88%   6.85%
Portfolio turnover rate (excluding
  short-term securities) ...............       7%      3%      5%      3%      1%
Remarketed preferred stock outstanding
  end of period (in millions) ..........  $   27  $   27  $   27  $   27  $   27
Asset coverage ratio (f) ...............     327%    318%    321%    285%    318%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.68%, 0.69%, 0.66%, 0.64% AND 0.61% IN FISCAL YEARS 1997, 1996, 1995, 1994 AND 1993,
     RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.09%, 5.26%, 5.38%, 5.53% AND 5.34% IN FISCAL YEARS 1997, 1996, 1995, 1994 AND
     1993, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.

---------------------------------------------------------------------

             1997 Annual Report  20  American Municipal Term Trusts

Investments in Securities
---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST                                    December 31, 1997
 ........................................................................................

                                                            Principal          Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      -------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.5%):
  COLORADO (1.5%):
    Health Care Facility (FSA) (Prerefunded to 2/15/01),
      7.25%, 2/15/16 ....................................  $ 1,925,000(d)   $   2,136,904
                                                                            -------------
  DISTRICT OF COLUMBIA (3.4%):
    General Obligation (MBIA) (Callable 6/1/00 at 102),
      6.75%, 6/1/08 .....................................    4,400,000          4,738,492
                                                                            -------------
  FLORIDA (2.4%):
    Jacksonville Electric Authority (Prerefunded to
      10/1/00), 7.00%, 10/1/12 ..........................    3,000,000(d)       3,273,930
                                                                            -------------
  GEORGIA (2.2%):
    Municipal Electric Authority (MBIA) (Prerefunded to
      1/1/01), 7.00%, 1/1/16 ............................    2,840,000(d)       3,126,073
                                                                            -------------
  ILLINOIS (12.4%):
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to
      1/1/01), 7.10%, 1/1/11 ............................    1,525,000(d)       1,682,883
    Health Facility-Evangelical Hospital (FSA) (Callable
      1/1/01 at 102), 7.13%, 1/1/21 .....................    2,500,000          2,720,125
    Higher Education Facility-Augustana College (Connie
      Lee), 4.80%, 10/1/01 ..............................      500,000            510,885
    Kankakee General Obligation (FGIC) (Callable 5/1/03
      at 102), 6.88%, 5/1/11 ............................    1,000,000          1,125,670
    State Dedicated Tax-Civic Center (AMBAC) (Callable
      12/15/00 at 102), 7.00%, 12/15/13 .................    4,500,000          4,909,140
    State Sales Tax Revenue (Prerefunded to 6/15/01),
      6.90%, 6/15/12-6/15/13 ............................    2,300,000(d)       2,547,020
    State Sales Tax Revenue (Prerefunded to 6/15/99),
      7.25%, 6/15/14 ....................................    3,650,000(d)       3,891,885
                                                                            -------------
                                                                               17,387,608
                                                                            -------------
  INDIANA (4.9%):
    Hamilton S.E. School Building Corporation (AMBAC)
      (Callable 1/1/01 at 102), 7.00%, 7/1/08 ...........    3,445,000          3,777,132
    Indiana Bond Bank, 5.00%, 2/1/01 ....................      650,000            664,209
    Marion County Convention Center (AMBAC) (Callable
      6/1/01 at 102), 7.00%, 6/1/10 .....................      345,000            379,327
    Marion County Convention Center (AMBAC) (Prerefunded
      to 6/1/01), 7.00%, 6/1/10 .........................      870,000(d)         965,517

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1997 Annual Report  21  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      -------------
    St. Joseph County Hospital Authority (MBIA)(Callable
      8/15/01 at 102), 7.00%, 8/15/11 ...................  $ 1,000,000      $   1,096,840
                                                                            -------------
                                                                                6,883,025
                                                                            -------------
  IOWA (0.8%):
    Dubuque Hospital Revenue (Callable 1/1/02 at 102),
      6.88%, 1/1/12 .....................................    1,000,000          1,086,290
                                                                            -------------
  MAINE (2.4%):
    Municipal Bond Bank (Prerefunded 11/1/01), 7.20%,
      11/1/13                                                3,000,000(d)       3,371,640
                                                                            -------------
  MINNESOTA (0.8%):
    East Grand Forks Industrial Development Revenue
      (Callable 4/1/01 at 102), 8.00%, 4/1/11 ...........    1,000,000          1,096,640
                                                                            -------------
  NEBRASKA (0.8%):
    Hospital Lease Investment Financing (MBIA)
      (Prerefunded to 3/1/01), 7.00%, 3/1/06 ............    1,000,000(d)       1,104,450
                                                                            -------------
  NEVADA (6.3%):
    Clark County School District (MBIA) (Prerefunded to
      6/1/01), 7.00%, 6/1/09 ............................    3,000,000(d)       3,302,250
    University of Nevada Revenue (AMBAC) (Prerefunded to
      7/1/00), 7.13%, 7/1/16 ............................    2,720,000(d)       2,968,581
    Washoe County Limited Tax General Obligation,
      Zero-Coupon (MBIA), 7.12%, 7/1/06 .................    3,725,000(b)       2,534,900
                                                                            -------------
                                                                                8,805,731
                                                                            -------------
  NEW YORK (2.9%):
    New York City General Obligation, 5.00%, 8/1/01 .....    4,000,000          4,090,600
                                                                            -------------
  PENNSYLVANIA (3.1%):
    Higher Education-Duquesne University (MBIA) (Callable
      4/1/01 at 100), 7.00%, 4/1/10 .....................    1,000,000          1,078,470
    Sayre Healthcare Facility (AMBAC) (Callable 3/1/01 at
      102), 7.00%, 3/1/11 ...............................    3,000,000          3,268,140
                                                                            -------------
                                                                                4,346,610
                                                                            -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1997 Annual Report  22  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      -------------
  SOUTH DAKOTA (3.8%):
    Health and Education Facility Revenue (Callable
      5/1/01 at 102), 7.00%, 11/1/07 ....................  $ 3,000,000      $   3,259,800
    Rapid City Area School District (MBIA) (Prerefunded
      to 1/1/02), 7.20%, 1/1/11 .........................    1,770,000(d)       1,976,417
                                                                            -------------
                                                                                5,236,217
                                                                            -------------
  TENNESSEE (2.8%):
    Bristol Health and Education Facility (FGIC)
      (Prerefunded to 3/1/01), 7.00%, 9/1/11 ............    1,000,000(d)       1,103,190
    Housing Development Authority (FSA) (Callable 7/1/00
      at 103), 7.60%, 7/1/16 ............................    1,700,000          1,797,801
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/01 ....................................    1,000,000(e)       1,033,040
                                                                            -------------
                                                                                3,934,031
                                                                            -------------
  TEXAS (17.7%):
    Austin Utility System Revenue (MBIA) (Prerefunded to
      5/15/01), 8.00%, 11/15/16 .........................      500,000(d)         561,300
    Corpus Christi Utility System Revenue (FGIC)
      (Callable 7/15/00 at 102), 7.00%, 7/15/10 .........    1,500,000          1,622,190
    Harris County Health Facilities (FSA) (Callable
      10/1/01 at 102), 6.85%, 10/1/06 ...................    2,000,000          2,213,600
    Houston Hotel Occupancy (FGIC) (Prerefunded to
      7/1/01), 7.00%, 7/1/15 ............................    4,700,000(d)       5,142,646
    Houston Independent School District, Zero-Coupon
      (AMBAC), 7.14%, 8/15/06 ...........................    4,285,000(b)       2,899,917
    Lower Colorado River Authority (AMBAC) (Callable
      1/1/01 at 102), 7.00%, 1/1/11 .....................      415,000            452,545
    Lower Colorado River Authority (AMBAC) (Prerefunded
      to 1/1/01), 7.00%, 1/1/11 .........................      585,000(d)         643,927
    Lower Colorado River Authority, Zero-Coupon (AMBAC),
      7.17%, 1/1/06 .....................................      765,000(b)         532,517
    Municipal Power Agency, Zero-Coupon (AMBAC), 7.11%,
      9/1/06 ............................................    3,000,000(b)       2,026,200
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      7.11%, 2/1/06 .....................................    3,000,000(b)       2,080,410
    Trinity River Authority (AMBAC) (Prerefunded to
      8/1/00), 7.10%, 8/1/16 ............................    2,250,000(d)       2,418,908
    Weatherford Utility System, Water Revenue (MBIA)
      (Prerefunded to 9/1/01), 7.00%, 9/1/11 ............    3,750,000(d)       4,118,475
                                                                            -------------
                                                                               24,712,635
                                                                            -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1997 Annual Report  23  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      -------------
  UTAH (2.8%):
    Intermountain Power Agency (FSA), 5.25%, 7/1/01 .....  $ 3,810,000      $   3,957,790
                                                                            -------------
  WASHINGTON (18.1%):
    Chelan County Public Utilities District (Callable
      7/1/03 at 100), AMT, 7.60%, 7/1/25 ................    3,375,000(e)       3,773,554
    Chelan County Public Utilities District (MBIA), AMT,
      5.20%-5.35%, 7/1/00-7/1/01 ........................      885,000(e)         910,814
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/00), 7.00%, 12/1/09 ..........    1,450,000(d)       1,567,320
    Public Power Supply System (Prerefunded to 1/1/00),
      7.25%, 7/1/15 .....................................    1,435,000(d)       1,550,446
    Public Power Supply System (Prerefunded to 1/1/01),
      7.63%, 7/1/10 .....................................    5,000,000(d)       5,585,100
    Public Power Supply System (Prerefunded to 7/1/00),
      7.38%, 7/1/12 .....................................    1,550,000(d)       1,699,606
    Public Power Supply System, Zero-Coupon (BIG), 7.15%,
      7/1/06                                                 1,500,000(b)       1,012,320
    Public Power Supply System, Zero-Coupon (FGIC),
      7.17%, 7/1/06 .....................................    5,000,000(b)       3,374,400
    Public Power Supply Systems, 5.00%-5.25%,
      7/1/00-7/1/01 .....................................    3,500,000          3,589,480
    Seattle Water Revenue (Prerefunded to 5/1/00), 7.25%,
      5/1/17 ............................................    2,000,000(d)       2,180,120
                                                                            -------------
                                                                               25,243,160
                                                                            -------------
  WEST VIRGINIA (3.5%):
    School Building Authority (MBIA) (Prerefunded to
      7/1/00), 7.25%, 7/1/15 ............................    4,000,000(d)       4,378,320
    State Water Development Authority (FSA) (Callable
      11/1/01 at 102), 7.00%, 11/1/11 ...................      500,000            555,135
                                                                            -------------
                                                                                4,933,455
                                                                            -------------
  WISCONSIN (4.9%):
    Health and Education Facilities-Gundersen Clinic
      (FSA), 5.50%, 12/1/01 .............................    2,500,000          2,624,450
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Callable 8/15/00 at 102), 7.25%,
      8/15/19 ...........................................      105,000            113,983
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Prerefunded to 8/15/00), 7.25%,
      8/15/19 ...........................................    1,570,000(d)       1,721,882
    Health and Education Facility (MBIA) (Prerefunded to
      6/1/00), 7.00%, 6/1/20 ............................    1,600,000(d)       1,737,056

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1997 Annual Report  24  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      -------------
    Neenah Industrial Development Revenue (Callable
      6/1/00 at 101), AMT, 6.75%, 6/1/12 ................  $   650,000(e)   $     689,676
                                                                            -------------
                                                                                6,887,047
                                                                            -------------

      Total Municipal Long-Term Securities
        (cost: $124,012,787) ............................                     136,352,328
                                                                            -------------

MUNICIPAL SHORT-TERM SECURITIES (1.0%):
  MICHIGAN (0.6%):
    Flint Hospital Building Authority, 4.15%, 7/1/15 ....      800,000(c)         800,000
                                                                            -------------
  NEW YORK (0.3%):
    New York City, Municipal Water Authority, 4.15%,
      6/15/25 ...........................................      500,000(c)         500,000
                                                                            -------------
  NORTH DAKOTA (0.1%):
    Grand Forks, Health Care, United Hospital, 5.10%,
      12/1/25 ...........................................      100,000(c)         100,000
                                                                            -------------

      Total Municipal Short-Term Securities
        (cost: $1,400,000) ..............................                       1,400,000
                                                                            -------------

      Total Investments in Securities
        (cost: $125,412,787) (f) ........................                   $ 137,752,328
                                                                            -------------
                                                                            -------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1997. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 1997, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $6,407,084, WHICH REPRESENTS 4.58% OF NET ASSETS.
(f) ON DECEMBER 31, 1997, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $125,330,293. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 12,422,035
      GROSS UNREALIZED DEPRECIATION ......            --
                                            ------------
        NET UNREALIZED APPRECIATION ......  $ 12,422,035
                                            ------------
                                            ------------

---------------------------------------------------------------------

             1997 Annual Report  25  American Municipal Term Trusts

Investments in Securities
---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II                                 December 31, 1997
 ........................................................................................

                                                            Principal          Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      -------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.5%):
  FLORIDA (4.7%):
    Manatee County, Zero-Coupon (MBIA), 6.91%,
      10/1/07 ...........................................  $ 2,995,000(b)   $   1,944,414
    University Community Hospital (FSA) (Prerefunded to
      9/1/00), 7.50%, 9/1/11 ............................    3,500,000(e)       3,868,235
                                                                            -------------
                                                                                5,812,649
                                                                            -------------
  ILLINOIS (23.3%):
    Belleville General Obligation (FGIC) (Prerefunded to
      12/1/01), 7.13%, 12/1/08 ..........................    1,000,000(e)       1,108,960
    Carbondale General Obligation (FGIC) (Prerefunded to
      5/1/01), 6.90%, 5/1/12 ............................    3,200,000(e)       3,490,336
    Central Lake County, Zero-Coupon (MBIA), 6.98%,
      5/1/07 ............................................    2,370,000(b)       1,538,983
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to
      1/1/01), 7.10%, 1/1/11 ............................    1,500,000(e)       1,655,295
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      11/15/00), 6.75%, 11/15/20 ........................    2,000,000(e)       2,181,880
    Cook County General Obligation (AMBAC) (Prerefunded
      to 11/1/01), 6.75%, 11/1/18 .......................    5,000,000(e)       5,553,650
    Decatur, Zero-Coupon (AMBAC), 6.98%, 10/1/07 ........    1,250,000(b)         796,200
    Health Facility-Evangelical Hospital (escrowed to
      maturity) (Callable 4/15/02 at 102), 6.75%,
      4/15/12-4/15/17 ...................................    2,310,000          2,743,032
    Health Facility-Evangelical Hospital (Prerefunded to
      4/15/02), 6.75%, 4/15/12-4/15/17 ..................    1,190,000(e)       1,327,231
    Health Facility-Highland Park Hospital (FGIC), 5.30%,
      10/1/02 .                                              1,265,000          1,322,051
    Higher Education Facility-Augustana College (Connie
      Lee), 4.90%, 10/1/02 ..............................      500,000            514,355
    Kane County Public Building Authority (MBIA)
      (Prerefunded to 12/1/99), 6.88%, 12/1/10 ..........    1,000,000(e)       1,053,720
    Kendall, Kane, and Will Counties, Zero-Coupon (FGIC),
      6.96%, 3/1/07 .....................................      975,000(b)         638,030
    Lake County Water and Sewer System (AMBAC)
      (Prerefunded to 12/1/01), 6.75%,
      12/1/08-12/1/09 ...................................    4,215,000(e)       4,617,575
                                                                            -------------
                                                                               28,541,298
                                                                            -------------
  INDIANA (13.3%):
    Boonville School Building Corporation (Callable
      7/1/02 at 102), 6.90%, 7/1/09 .....................    2,000,000          2,236,740
    Indiana Bond Bank, 5.15%, 2/1/02 ....................      900,000            927,486
    Indiana University, Zero-Coupon (AMBAC), 7.07%,
      8/1/07 ............................................    3,180,000(b)       2,041,210

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1997 Annual Report  26  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      -------------
    Lake Central Multi-District School Building
      Corporation (Prerefunded to 7/15/01), 7.00%,
      1/15/14-1/15/18 ...................................  $ 2,500,000(e)   $   2,775,000
    Noblesville/Hamilton County School Building
      Corporation (Prerefunded to 2/1/01), 7.00%,
      2/1/13 ............................................    1,000,000(e)       1,101,350
    Port Commission, Cargill Inc. Project (Callable
      5/1/02 at 102), 6.88%, 5/1/12 .....................      450,000(c)         495,009
    Purdue University (AMBAC) (Prerefunded to 7/1/01),
      7.00%, 7/1/14 .....................................    3,000,000(e)       3,334,620
    St. Joseph County Hospital Authority (MBIA) (Callable
      12/1/01 at 102), 7.00%, 12/1/12 ...................    3,000,000          3,307,710
                                                                            -------------
                                                                               16,219,125
                                                                            -------------
  IOWA (2.9%):
    Mason City Hospital Facilities (FSA) (Prerefunded to
      8/15/01), 6.88%, 8/15/09 ..........................    1,265,000(e)       1,404,491
    Polk County Health Facilities (MBIA) (Prerefunded to
      11/1/01), 7.10%, 11/1/09 ..........................    1,895,000(e)       2,111,921
                                                                            -------------
                                                                                3,516,412
                                                                            -------------
  KENTUCKY (1.0%):
    Owensboro Electric Light and Power, Zero-Coupon
      (AMBAC), 6.91%, 1/1/07 ............................    1,775,000(b)       1,186,073
                                                                            -------------
  LOUISIANA (2.9%):
    New Orleans General Obligation, Zero-Coupon (AMBAC),
      7.01%, 9/1/07 .....................................    5,000,000(b)       3,242,750
    Parrish of St. Martin, Cargill Inc. Project (Callable
      10/1/02 at 102), 6.63%, 10/1/12 ...................      300,000(c)         326,940
                                                                            -------------
                                                                                3,569,690
                                                                            -------------
  MICHIGAN (0.9%):
    State Housing Development Authority (FSA) (Callable
      10/15/02 at 103), 6.85%, 10/15/18 .................    1,000,000          1,076,110
                                                                            -------------
  MONTANA (2.8%):
    State Board of Investment (MBIA) (escrowed to
      maturity) (Callable 6/1/01 at 102), 6.88%,
      6/1/20 ............................................    3,000,000          3,426,046
                                                                            -------------
  NEVADA (1.7%):
    Clark County School District (FGIC), 5.75%,
      6/15/02 ...........................................    2,000,000          2,129,920
                                                                            -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1997 Annual Report  27  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      -------------
  NEW HAMPSHIRE (0.8%):
    Single Family Housing Authority (Callable 7/1/03 at
      102), 5.85%, 7/1/10 ...............................  $ 1,000,000      $   1,037,430
                                                                            -------------
  NEW JERSEY (1.8%):
    State Educational Facilities Authority (Callable
      7/1/01 at 102), 6.88%, 7/1/10 .....................    2,000,000          2,160,080
                                                                            -------------
  NEW YORK (0.8%):
    New York City General Obligation, 5.10%, 8/1/02 .....    1,000,000          1,028,310
                                                                            -------------
  NORTH DAKOTA (4.8%):
    Bismark Hospital Revenue (AMBAC) (Callable 5/1/01 at
      102), 6.90%, 5/1/06 ...............................    4,300,000          4,730,774
    Grand Forks Health Care Authority (MBIA) (Callable
      12/1/01 at 102), 6.63%, 12/1/10 ...................    1,000,000          1,094,930
                                                                            -------------
                                                                                5,825,704
                                                                            -------------
  SOUTH CAROLINA (1.5%):
    Lexington County Health Services (FSA) (Prerefunded
      to 10/1/01), 6.75%, 10/1/18 .......................    1,600,000(e)       1,775,408
                                                                            -------------
  SOUTH DAKOTA (0.6%):
    Health & Education Facility Revenue (AMBAC), 4.50%,
      8/1/02 .                                                 700,000(f)         703,213
                                                                            -------------
  TENNESSEE (1.0%):
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/02 ....................................    1,235,000(g)       1,282,140
                                                                            -------------
  TEXAS (8.1%):
    Harris County Health Facilities (FSA) (Callable
      10/1/01 at 102), 7.00%, 10/1/14 ...................    2,225,000          2,449,992
    Houston Hotel Occupancy (FGIC) (Prerefunded to
      7/1/01), 7.00%, 7/1/15 ............................    5,095,000(e)       5,574,847
    Houston Water and Sewer, Zero-Coupon (AMBAC), 6.91%,
      12/1/07 ...........................................    3,000,000(b)       1,905,420
                                                                            -------------
                                                                                9,930,259
                                                                            -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1997 Annual Report  28  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      -------------
  WASHINGTON (17.0%):
    Chelan County Public Utilities District (Callable
      7/1/03 at 100), AMT, 7.60%, 7/1/25 ................  $ 3,000,000(g)   $   3,354,270
    Chelan County Public Utilities District (MBIA), AMT,
      5.45%, 7/1/02 .....................................      385,000(g)         403,661
    Clark County Public Utility District (FGIC)
      (Prerefunded to 1/1/01), 6.50%, 1/1/11 ............    2,000,000(e)       2,173,480
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/02), 6.63%, 12/1/12 ..........      300,000(e)         332,241
    Public Power Supply System, 5.25%, 7/1/01 ...........    2,000,000          2,066,700
    Public Power Supply System (Prerefunded to 1/1/00),
      7.25%, 7/1/15 .....................................    3,875,000(e)       4,186,744
    Public Power Supply System (Prerefunded to 7/1/00),
      7.00%-7.38%, 7/1/11-7/1/12 ........................    5,225,000(e)       5,723,136
    Public Power Supply System (Prerefunded to 7/1/01),
      6.75%, 7/1/11 .....................................    1,350,000(e)       1,486,404
    Snohomish County Solid Waste Revenue (MBIA) (Callable
      12/1/01 at 102), 7.00%, 12/1/10 ...................    1,000,000          1,110,190
                                                                            -------------
                                                                               20,836,826
                                                                            -------------
  WEST VIRGINIA (4.1%):
    School Building Authority (MBIA) (Prerefunded to
      7/1/00), 6.75%, 7/1/17 ............................    2,500,000(e)       2,707,000
    State Water Development Authority (Prerefunded to
      11/1/01), 7.30%-7.40%, 11/1/11-11/1/19 ............    2,000,000(e)       2,260,960
                                                                            -------------
                                                                                4,967,960
                                                                            -------------
  WISCONSIN (3.5%):
    Health and Education Facilities-Gundersen Clinic
      (FSA), 5.10%, 12/1/02 .............................    3,000,000          3,117,360
    Neenah Industrial Development Revenue (Callable
      6/1/00 at 101), AMT, 6.75%, 6/1/12 ................    1,150,000(g)       1,220,196
                                                                            -------------
                                                                                4,337,556
                                                                            -------------

      Total Municipal Long-Term Securities
        (cost: $107,915,929) ............................                     119,362,209
                                                                            -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1997 Annual Report  29  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      -------------
MUNICIPAL SHORT-TERM SECURITIES (1.7%):
  INDIANA (1.5%):
    Hospital Equipment Finance Authority, 3.75%,
      12/1/15 ...........................................  $ 1,850,000(d)   $   1,850,000
                                                                            -------------
  NEW YORK (0.2%):
    New York City, Series B, 4.15%, 10/1/21 .............      100,000(d)         100,000
    New York City, Series C, 4.15%, 10/1/23 .............      100,000(d)         100,000
                                                                            -------------
                                                                                  200,000
                                                                            -------------

      Total Municipal Short-Term Securities
        (cost: $2,050,000) ..............................                       2,050,000
                                                                            -------------

      Total Investments in Securities
        (cost: $109,965,929) (h) ........................                   $ 121,412,209
                                                                            -------------
                                                                            -------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON DECEMBER 31, 1997, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $821,949 OR .67% OF TOTAL NET ASSETS.
(d) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1997. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(e) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(f) ON DECEMBER 31, 1997, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $700,263.
(g) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 1997, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $6,260,267, WHICH REPRESENTS 5.12% OF NET ASSETS.
(h) ON DECEMBER 31, 1997, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $109,879,399. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 11,532,810
      GROSS UNREALIZED DEPRECIATION ......            --
                                            ------------
        NET UNREALIZED APPRECIATION ......  $ 11,532,810
                                            ------------
                                            ------------

---------------------------------------------------------------------

             1997 Annual Report  30  American Municipal Term Trusts

Investments in Securities
---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III                                December 31, 1997
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (98.9%):
  ALABAMA (0.6%):
    Agricultural and Mechanical University Revenue (MBIA)
      (Callable 11/1/02 at 102), 6.45%, 11/1/17 .........  $   500,000      $    550,415
                                                                            ------------
  CALIFORNIA (1.2%):
    State Housing Finance Revenue (FHA), 4.80%,
      8/1/03 ............................................    1,000,000(e)      1,009,440
                                                                            ------------
  COLORADO (1.2%):
    Snowmass Village Multifamily Housing (FSA) (Callable
      12/15/02 at 102), 6.25%, 12/15/16 .................    1,000,000         1,051,080
                                                                            ------------
  DISTRICT OF COLUMBIA (3.5%):
    Catholic University of America (Connie Lee) (Callable
      10/1/03 at 102), 6.30%, 10/1/13 ...................    1,000,000         1,088,150
    General Obligation (MBIA), 4.75%, 6/1/03 ............    1,960,000         2,001,493
                                                                            ------------
                                                                               3,089,643
                                                                            ------------
  FLORIDA (0.7%):
    Broward County School District, Zero-Coupon (MBIA),
      6.55%, 2/15/08 ....................................    1,000,000(b)        634,820
                                                                            ------------
  HAWAII (1.5%):
    State General Obligation (FGIC), 4.80%, 3/1/03 ......    1,250,000         1,283,275
                                                                            ------------
  ILLINOIS (18.4%):
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      1/1/03), 6.35%, 1/1/22 ............................    1,000,000(d)      1,112,070
    Health Facility-Alexian Brothers Medical Center
      (MBIA) (Callable 1/1/02 at 102), 6.38%, 1/1/15 ....    1,125,000         1,212,525
    Health Facility-Elmhurst Memorial Hospital (FGIC)
      (Callable 1/1/02 at 102), 6.50%, 1/1/12 ...........    1,190,000         1,287,961
    Health Facility-Highland Park Hospital (FGIC), 5.40%,
      10/1/03 ...........................................    1,000,000         1,055,440
    Health Facility-Lutheran General Systems (FSA)
      (escrowed to maturity) (Callable 4/1/03 at 102),
      6.13%, 4/1/12 .....................................    1,000,000         1,111,210
    Henry Hospital District (AMBAC) (Callable 12/1/02 at
      100), 6.60%, 12/1/17 ..............................    2,000,000         2,171,380
    Higher Education Facility-Augustana College (Connie
      Lee), 5.00%, 10/1/03 ..............................      330,000           341,550
    Lake County Housing and Finance Corporation (FHA)
      (Callable 11/1/02 at 100), 6.70%, 11/1/14 .........    2,000,000         2,112,600
    Rochelle Water and Sewer Revenue (Callable 5/1/02 at
      102), 7.15%, 5/1/14 ...............................    2,000,000         2,209,340

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1997 Annual Report  31  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    State General Obligation (FSA) (Callable 10/1/02 at
      102), 6.25%, 10/1/12 ..............................  $ 3,100,000      $  3,375,435
                                                                            ------------
                                                                              15,989,511
                                                                            ------------
  INDIANA (16.8%):
    Crawfordsville School Building Corporation (Callable
      1/1/03 at 102), 6.25%, 7/1/11 .....................    1,500,000         1,619,340
    Freemont Middle School Building (AMBAC) (Prerefunded
      to 3/15/02), 6.75%, 3/15/13 .......................    3,000,000(d)      3,325,500
    Health Facilities-Community Hospital Project (MBIA)
      (Callable 5/1/02 at 102), 6.40%, 5/1/12 ...........    5,000,000         5,415,200
    Health Facilities-Methodist Hospital (AMBAC)
      (escrowed to maturity) (Callable 9/1/02 at 102),
      5.75%, 9/1/15 .....................................    1,750,000         1,913,030
    Lake County Redevelopment Authority (MBIA) (Callable
      2/1/05 at 102), 6.45%, 2/1/11 .....................    1,600,000         1,781,776
    Patoka Lake Regional Water and Sewer District (AMBAC)
      (Callable 1/1/04 at 101), 6.45%, 1/1/15 ...........      500,000           550,450
                                                                            ------------
                                                                              14,605,296
                                                                            ------------
  IOWA (1.5%):
    Cedar Rapids Hospital Facilities (FGIC) (Callable
      8/15/03 at 102), 6.13%, 8/15/13 ...................    1,200,000         1,297,080
                                                                            ------------
  KANSAS (1.9%):
    Kansas City Utility Systems, Zero-Coupon (AMBAC),
      6.40%, 3/1/08 .....................................    1,060,000(b)        668,245
    Kansas City Utility Systems, Zero-Coupon (AMBAC)
      (escrowed to maturity), 6.40%, 3/1/08 .............    1,515,000(b)        943,284
                                                                            ------------
                                                                               1,611,529
                                                                            ------------
  MAINE (2.5%):
    Water and Sewer Revenue (Callable 11/1/02 at 102),
      6.60%, 11/1/15 ....................................    2,000,000         2,208,120
                                                                            ------------
  MICHIGAN (0.5%):
    State Building Authority (Callable 10/1/02 at 102),
      6.25%, 10/1/12 ....................................      400,000           437,340
                                                                            ------------
  NEVADA (1.2%):
    Clark County School District (FGIC), 5.75%,
      6/15/03 ...........................................    1,000,000         1,073,540
                                                                            ------------
  NEW MEXICO (1.3%):
    Las Cruces Health Facility-Evangelical Lutheran
      Project (FSA) (Callable 12/1/02 at 102), 6.45%,
      12/1/17 ...........................................    1,000,000         1,097,450
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1997 Annual Report  32  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  NEW YORK (2.1%):
    State General Obligation, 5.20%, 8/1/03 .............  $ 1,735,000      $  1,793,435
                                                                            ------------
  NORTH DAKOTA (3.8%):
    Mercer County Pollution Control Revenue (AMBAC),
      7.20%, 6/30/13 ....................................    2,700,000         3,302,424
                                                                            ------------
  RHODE ISLAND (1.5%):
    State Health and Education Building Corporation
      (Connie Lee) (Callable 4/1/03 at 102), 6.38%,
      4/1/12 ............................................    1,200,000         1,309,488
                                                                            ------------
  SOUTH CAROLINA (2.0%):
    Piedmont Municipal Power Agency (MBIA) (Callable
      1/1/03 at 102), 6.30%, 1/1/14 .....................    1,600,000         1,751,024
                                                                            ------------
  SOUTH DAKOTA (4.9%):
    Heartland Consumers Power District (FSA), 6.00%,
      1/1/17 ............................................       85,000            95,125
    State Building Authority (AMBAC) (escrowed to
      maturity), 6.63%, 9/1/12 ..........................    3,600,000         4,134,384
                                                                            ------------
                                                                               4,229,509
                                                                            ------------
  TEXAS (20.6%):
    Austin Utility System Revenue, Zero-Coupon (MBIA),
      6.53%, 11/15/08 ...................................    5,000,000(b)      3,020,500
    Houston Water and Sewer Revenue (FSA) (Callable
      12/1/02 at 102), 6.38%, 12/1/14 ...................    2,000,000         2,180,600
    Montgomery County Hospital District (FSA)
      (Prerefunded to 4/1/02), 6.63%, 4/1/17 ............    3,300,000(d)      3,666,993
    Pflugerville Independent School District (Callable
      8/15/04 at 100), 5.75%, 8/15/15 ...................      975,000         1,019,080
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      6.40%, 2/1/08 .....................................    4,500,000(b)      2,819,700
    San Antonio Water System Revenue (MBIA) (Callable
      5/15/02 at 102), 6.50%, 5/15/10 ...................    3,000,000         3,293,730
    State Capital Appreciation, Zero-Coupon (FGIC),
      6.43%, 4/1/08 .....................................    3,100,000(b)      1,927,518
                                                                            ------------
                                                                              17,928,121
                                                                            ------------
  WASHINGTON (8.0%):
    Chelan County Public Utilities District (MBIA), AMT,
      5.55%, 7/1/03 .....................................      305,000(f)        322,961
    Public Power Supply System (Callable 7/1/02 at 102),
      6.25%, 7/1/12 .....................................    3,555,000         3,888,779
    Public Power Supply System (Prerefunded to 7/1/01),
      6.50%, 7/1/18 .....................................    2,515,000(d)      2,748,845
                                                                            ------------
                                                                               6,960,585
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1997 Annual Report  33  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  WEST VIRGINIA (3.2%):
    Clarksburg Water Revenue (Asset Guaranty) (Callable
      9/1/02 at 102), 6.25%, 9/1/14 .....................  $ 2,620,000      $  2,822,369
                                                                            ------------
      Total Municipal Long-Term Securities
        (cost: $77,599,198) .............................                     86,035,494
                                                                            ------------
MUNICIPAL SHORT-TERM SECURITIES (1.0%):
  ILLINOIS (0.1%):
    Health Facilities Authority, 4.15%, 1/1/16 ..........      100,000(c)        100,000
                                                                            ------------
  NEW YORK (0.2%):
    New York City, Municipal Water Authority, 4.15%,
      6/15/25 ...........................................      150,000(c)        150,000
                                                                            ------------
  NORTH DAKOTA (0.2%):
    Grand Forks, Health Care, United Hospital, 5.10%,
      12/1/16 ...........................................      200,000(c)        200,000
                                                                            ------------
  WISCONSIN (0.5%):
    Health and Education Facilities Authority, 4.10%,
      8/15/16 ...........................................      400,000(c)        400,000
                                                                            ------------
      Total Municipal Short-Term Securities
        (cost: $850,000) ................................                        850,000
                                                                            ------------
      Total Investments in Securities
        (cost: $78,449,198) (g) .........................                   $ 86,885,494
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1997. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) ON DECEMBER 31, 1997, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $1,000,000.
(f) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 1997, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $322,961, WHICH REPRESENTS .37% OF NET ASSETS.
(g) ON DECEMBER 31, 1997, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $78,412,431. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  8,473,063
      GROSS UNREALIZED DEPRECIATION ......            --
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  8,473,063
                                            ------------
                                            ------------

---------------------------------------------------------------------

             1997 Annual Report  34  American Municipal Term Trusts

Independent Auditors' Report
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS
AMERICAN MUNICIPAL TERM TRUST INC.,
AMERICAN MUNICIPAL TERM TRUST INC. II AND
AMERICAN MUNICIPAL TERM TRUST INC. III:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended December 31, 1997, and the financial highlights for each of the years in the five-year period ended December 31, 1997. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of American Municipal Term Trust Inc., American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III as of December 31, 1997, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP
Minneapolis, Minnesota
February 6, 1998

---------------------------------------------------------------------

             1997 Annual Report  35  American Municipal Term Trusts

        Federal Income Tax Information
--------------------------------------------------------------------------------

               The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Exempt-interest dividends are exempt from federal income tax and should not be included in your gross income, but need to be reported on your income tax return for informational purposes. Please consult a tax advisor on how to report these distributions at the state and local levels.

                  COMMON STOCK INCOME DISTRIBUTIONS
                  (INCOME FROM TAX-EXEMPT SECURITIES, 100%, 100% AND 100% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                           AMERICAN        AMERICAN         AMERICAN
                                           MUNICIPAL      MUNICIPAL         MUNICIPAL
PAYABLE DATE                              TERM TRUST    TERM TRUST II    TERM TRUST III
----------------------------------------  -----------   --------------   ---------------
January 10, 1997 .......................    $0.0542         $0.0517          $0.0475
February 26, 1997 ......................     0.0542          0.0517           0.0475
March 26, 1997 .........................     0.0542          0.0517           0.0475
April 23, 1997 .........................     0.0542          0.0517           0.0475
May 28, 1997 ...........................     0.0542          0.0517           0.0475
June 25, 1997 ..........................     0.0542          0.0517           0.0475
July 23, 1997 ..........................     0.0542          0.0517           0.0475
August 27, 1997 ........................     0.0542          0.0517           0.0475
September 24, 1997 .....................     0.0542          0.0517           0.0475
October 29, 1997 .......................     0.0542          0.0517           0.0475
November 25, 1997 ......................     0.0542          0.0517           0.0475
December 17, 1997 ......................     0.0542          0.0517           0.0475
                                          -----------   --------------   ---------------
    Total ..............................    $0.6504         $0.6204          $0.5700
                                          -----------   --------------   ---------------
                                          -----------   --------------   ---------------

                  COMMON STOCK SHORT-TERM GAINS
                  (TAXABLE AS ORDINARY DIVIDENDS)

                                           AMERICAN        AMERICAN         AMERICAN
                                           MUNICIPAL      MUNICIPAL         MUNICIPAL
PAYABLE DATE                              TERM TRUST    TERM TRUST II    TERM TRUST III
----------------------------------------  -----------   --------------   ---------------
December 17, 1997 ......................    $    --         $0.0009          $    --
                                          -----------   --------------   ---------------
                                          -----------   --------------   ---------------

---------------------------------------------------------------------

             1997 Annual Report  36  American Municipal Term Trusts

--------------------------------------------------------------------------------

                  COMMON STOCK LONG-TERM GAINS
                  (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                           AMERICAN        AMERICAN         AMERICAN
                                           MUNICIPAL      MUNICIPAL         MUNICIPAL
PAYABLE DATE                              TERM TRUST    TERM TRUST II    TERM TRUST III
----------------------------------------  -----------   --------------   ---------------
December 17, 1997 ......................    $0.0565         $0.0526          $0.0693
                                          -----------   --------------   ---------------
                                          -----------   --------------   ---------------

                  PREFERRED STOCK INCOME DISTRIBUTIONS
                  (INCOME FROM TAX-EXEMPT SECURITIES, 100%, 100% AND 100% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                           AMERICAN        AMERICAN         AMERICAN
                                           MUNICIPAL      MUNICIPAL         MUNICIPAL
                                          TERM TRUST    TERM TRUST II    TERM TRUST III
                                          -----------   --------------   ---------------
    Total ..............................   $ 861.5000      $854.4200        $820.5000
                                          -----------   --------------   ---------------
                                          -----------   --------------   ---------------

                  PREFERRED STOCK SHORT-TERM GAINS
                  (TAXABLE AS ORDINARY DIVIDENDS)

                                           AMERICAN        AMERICAN         AMERICAN
                                           MUNICIPAL      MUNICIPAL         MUNICIPAL
PAYABLE DATE                              TERM TRUST    TERM TRUST II    TERM TRUST III
----------------------------------------  -----------   --------------   ---------------
December 2, 1997 .......................    $    --         $0.4600          $    --
December 9, 1997 .......................         --          0.4500               --
December 16, 1997 ......................         --          0.3800               --
                                          -----------   --------------   ---------------
    Total ..............................    $    --         $1.2900          $    --
                                          -----------   --------------   ---------------
                                          -----------   --------------   ---------------

---------------------------------------------------------------------

             1997 Annual Report  37  American Municipal Term Trusts

--------------------------------------------------------------------------------

                  PREFERRED STOCK LONG-TERM GAINS
                  (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                           AMERICAN        AMERICAN         AMERICAN
                                           MUNICIPAL      MUNICIPAL         MUNICIPAL
PAYABLE DATE                              TERM TRUST    TERM TRUST II    TERM TRUST III
----------------------------------------  -----------   --------------   ---------------
December 2, 1997 .......................    $     --       $27.1100         $      --
December 4, 1997 .......................     34.5200             --                --
December 8, 1997 .......................          --             --           26.6100
December 9, 1997 .......................          --        27.1200                --
December 11, 1997 ......................     26.6100             --                --
December 15, 1997 ......................          --             --           26.6100
December 16, 1997 ......................          --        22.5900                --
December 18, 1997 ......................     17.1800             --                --
December 22, 1997 ......................          --             --           27.0900
December 29, 1997 ......................          --             --           28.0500
January 5, 1998 ........................          --             --            3.5700
                                          -----------   --------------   ---------------
    Total ..............................    $78.3100       $76.8200         $111.9300
                                          -----------   --------------   ---------------
                                          -----------   --------------   ---------------

---------------------------------------------------------------------

             1997 Annual Report  38  American Municipal Term Trusts

        Shareholder Update
--------------------------------------------------------------------------------

                  ANNUAL MEETING RESULTS
               An annual meeting of the fund's shareholders was held on August 20, 1997. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

               (1) The funds' preferred shareholders elected the following directors:

                                             SHARES       SHARES WITHHOLDING
                                           VOTED "FOR"    AUTHORITY TO VOTE
                                          -------------   ------------------
AMERICAN MUNICIPAL TERM TRUST
David T. Bennett........................      1,048               39
William H. Ellis........................      1,048               39
AMERICAN MUNICIPAL TERM TRUST II
David T. Bennett........................        954                3
William H. Ellis........................        954                3
AMERICAN MUNICIPAL TERM TRUST III
David T. Bennett........................        628                3
William H. Ellis........................        628                3

               (2) The funds' preferred and common shareholders, voting as a class, elected the following directors:

                                             SHARES       SHARES WITHHOLDING
                                           VOTED "FOR"    AUTHORITY TO VOTE
                                          -------------   ------------------
AMERICAN MUNICIPAL TERM TRUST
Jaye F. Dyer............................    5,630,224           139,860
Karol D. Emmerich.......................    5,631,324           138,760
Luella G. Goldberg......................    5,630,324           139,760
David A. Hughey.........................    5,631,324           138,760
George Latimer..........................    5,630,898           139,186
AMERICAN MUNICIPAL TERM TRUST II
Jaye F. Dyer............................    4,829,460            63,829
Karol D. Emmerich.......................    4,829,328            63,961
Luella G. Goldberg......................    4,829,460            63,829
David A. Hughey.........................    4,830,460            62,829
George Latimer..........................    4,828,328            64,961

---------------------------------------------------------------------

             1997 Annual Report  39  American Municipal Term Trusts

--------------------------------------------------------------------------------

                                             SHARES       SHARES WITHHOLDING
                                           VOTED "FOR"    AUTHORITY TO VOTE
                                          -------------   ------------------
AMERICAN MUNICIPAL TERM TRUST III
Jaye F. Dyer............................    3,338,526            63,267
Karol D. Emmerich.......................    3,338,526            63,267
Luella G. Goldberg......................    3,338,526            63,267
David A. Hughey.........................    3,338,526            63,267
George Latimer..........................    3,338,526            63,267

               (3) The funds' preferred and common shareholders, voting as a class, ratified the selection by a majority of the independent members of the funds' Boards of Directors of KPMG Peat Marwick LLP as the independent public accountants for the funds for the fiscal year ending December 31, 1997. The following votes were cast regarding this matter:

                                             SHARES             SHARES                                    BROKER
                                           VOTED "FOR"     VOTED "AGAINST"        ABSTENTIONS           NON-VOTES
                                          -------------   ------------------   ------------------   ------------------
AXT.....................................  5,672,170            9,689               88,225                   --
BXT.....................................  4,837,284            5,169               50,835                   --
CXT.....................................  3,323,769           26,652               51,372                   --

                  TERMS AND CONDITIONS OF THE DIVIDEND REINVESTMENT PLAN
               As a shareholder, you may choose to participate in the Dividend Reinvestment Plan. It's a convenient and economical way to buy additional shares of the fund by automatically reinvesting dividends and capital gains. The plan is administered by Investors Fiduciary Trust Company (IFTC), the plan agent.

                  ELIGIBILITY/PARTICIPATION
               You may join the plan at any time. Reinvestment of distributions will begin with the next distribution paid, provided your request is received at least 10 days before the record date for that distribution.

               If your shares are in certificate form, you may join the plan directly and have your distributions reinvested in additional shares of the

---------------------------------------------------------------------

             1997 Annual Report  40  American Municipal Term Trusts

--------------------------------------------------------------------------------
               fund. To enroll in this plan, call IFTC at 1-800-543-1627. If your shares are registered in your brokerage firm's name or another name, ask the holder of your shares how you may participate.

               Banks, brokers or nominees, on behalf of their beneficial owners who wish to reinvest dividend and capital gains distributions, may participate in the plan by informing IFTC at least 10 days before each share's dividend and/or capital gains distribution.

                  PLAN ADMINISTRATION
               Beginning no more than five business days before the dividend payment date, IFTC will buy shares of the fund on the New York Stock Exchange (NYSE) or elsewhere on the open market.

               The fund will not issue any new shares in connection with the plan. All reinvestments will be at a market price plus a pro rata share of any brokerage commissions, which may be more or less than the fund's net asset value per share. The number of shares allocated to you is determined by dividing the amount of the dividend or distribution by the applicable price per share.

               There is no direct charge for reinvestment of dividends and capital gains, since IFTC fees are paid for by the fund. However, each participant pays a pro rata portion of the brokerage commissions. Brokerage charges are expected to be lower than those for individual transactions because shares are purchased for all participants in blocks. As long as you continue to participate in the plan, distributions paid on the shares in your account will be reinvested.

               IFTC maintains accounts for plan participants holding shares in certificate form and will furnish written confirmation of all transactions, including information you need for tax records. Reinvested shares in your account will be held by IFTC in noncertificated form in your name.

---------------------------------------------------------------------

             1997 Annual Report  41  American Municipal Term Trusts

--------------------------------------------------------------------------------

                  TAX INFORMATION
               Distributions invested in additional shares of the fund are subject to income tax, just as they would be if received in cash. Shareholders, as required by the Internal Revenue Service, will receive Form 1099 regarding the federal tax status of the prior year's distributions.

                  PLAN WITHDRAWAL
               If you hold your shares in certificate form, you may terminate your participation in the plan at any time by giving written notice to IFTC. If your shares are registered in your brokerage firm's name, you may terminate your participation via verbal or written instructions to your investment professional. Written instructions should include your name and address as they appear on the certificate or account.

               If notice is received at least 10 days before the record date, all future distributions will be paid directly to the shareholder of record.

               If your shares are issued in certificate form and you discontinue your participation in the plan, you (or your nominee) will receive an additional certificate for all full shares and a check for any fractional shares in your account.

                  PLAN AMENDMENT/TERMINATION
               The fund reserves the right to amend or terminate the plan. Should the plan be amended or terminated, participants will be notified in writing at least 90 days before the record date for such dividend or distribution. The plan may also be amended or terminated by IFTC with at least 90 days written notice to participants in the plan.

               Any question about the plan should be directed to your investment professional or to Investors Fiduciary Trust Company, P.O. Box 419432, Kansas City, Missouri 64141, 1-800-543-1627.

---------------------------------------------------------------------

             1997 Annual Report  42  American Municipal Term Trusts

                       THIS PAGE WAS INTENTIONALLY LEFT BLANK.





               1997 Annual Report   43   American Municipal Term Trusts

GLOSSARY OF TERMS***
--------------------------------------------------------------------------------
Advance refunding
The sale of new bonds (a refunding issue) in advance, usually by some years, of the first call date of the old bonds (issue to be refunded). The refunding issue would normally have a lower rate than the issue to be refunded and the proceeds from the sale of the refunding issue would be invested, usually in government securities, until the higher-rate bonds become callable.

Coupon
The interest rate on a bond that the issuer promises to pay to the holder until the bond matures or resets its rate. It is expressed as an annual percentage of face value.

Credit risk
The risk that a bond issuer will not make timely principal and interest payments and a loss to the investor will result.

Interest rate risk
The risk that after an investor purchases a bond, interest rates will rise and the price of the bond will go down.

Preferred stock
The preferred stock issued by AXT, BXT and CXT pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.

Refunded date

The specific date when a bond is redeemed before maturity.

Realized gains
Profits earned by a fund from the sale of a security at a market price that is higher than its cost basis.

Unrealized appreciation
A bond is said to be trading at unrealized gains when its current market price is higher than its cost basis.



*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
               1997 Annual Report  44   American Municipal Term Trusts

DIRECTORS
--------------------------------------------------------------------------------
David T. Bennett, Chairman, Highland Homes, Inc., USL Products, Inc., Kiefer Built, Inc., of Counsel, Gray, Plant, Mooty, Mooty & Bennett, P.A.
Jaye F. Dyer, President, Dyer Management Company
William H. Ellis, Retired President, Piper Jaffray Companies Inc., Piper Capital Management Incorporated
Karol D. Emmerich, President, The Paraclete Group
Luella G. Goldberg, Director, TCF Financial, ReliaStar Financial Corp., Hormel Foods Corp.
David A. Hughey, Retired Executive Vice President and Chief Administrative Officer of Dean Witter InterCapital Inc. and Dean Witter Trust Co.
George Latimer, Chief Executive Officer, National Equity Funds

OFFICERS
--------------------------------------------------------------------------------
William H. Ellis, Chairman of the Board
Paul A. Dow, President
Robert H. Nelson, Vice President and Treasurer
Susan Sharp Miley, Secretary

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Piper Capital Management Incorporated
222 South Ninth Street, Minneapolis, MN  55402-3804

CUSTODIAN, ACCOUNTING AND TRANSFER AGENT
--------------------------------------------------------------------------------
Investors Fiduciary Trust Company
801 Pennsylvania, Kansas City, MO  64105-1307


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
KPMGPeat Marwick LLP
4200 Norwest Center, Minneapolis, MN 55402


LEGAL COUNSEL
--------------------------------------------------------------------------------
Dorsey & Whitney LLP
220 South Sixth Street, Minneapolis, MN  55402



FOR MORE INFORMATION

BY PHONE [GRAPHIC]

800 866-7778

FOR GENERAL INFORMATION
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questions.

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Attn: Mutual Fund Services
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Minneapolis, MN 55402-3804

In an effort to reduce costs to our shareholders, we have implemented a process to reduce duplicate mailings of the funds' shareholder reports. This householding process should allow us to mail one report to each address where one or more registered shareholders with the same last name reside. If you would like to have additional reports mailed to your address, please call our Mutual Fund Services area at 800 866-7778, or mail a request to us.


On-Line  [GRAPHIC]

http://www.piperjaffray.com/


--------------------------------------------------------------------------------

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

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